Ordinary shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	May 29, 2018 USD ($) shares	Jun. 28, 2016 shares	Oct. 31, 2016 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Oct. 27, 2016 ¥ / shares shares
Ordinary shares, share authorized					10,000,000,000	10,000,000,000	10,000,000,000
Par value of ordinary shares | $ / shares					$ 0.0001	$ 0.0001
Ordinary shares, shares issued					803,551,115	811,267,551
Ordinary shares, shares outstanding					781,947,464	785,463,859
Investment value in company. | ¥				¥ (8,891,909)
Alibaba and Cainiao
Investment value in company. | $	$ 1,380
Percentage of equity interest held by investors	10.00%
Ordinary shares
Number of shares issued				79,861,111
Investment value in company. | ¥				¥ (52)
Each of Common Class A or Common Class B or classes as the board of directors may determine
Ordinary shares, share authorized							1,000,000,000
Class A ordinary shares
Number of votes entitled | ¥ / shares							¥ 1
Ordinary shares, share authorized							8,000,000,000
Ordinary shares, shares issued							453,206,440
Ordinary shares, shares outstanding							442,364,604
Class A ordinary shares | Alibaba and Cainiao
Number of shares issued	79,861,111
Class A ordinary shares | IPO
Number of shares issued			72,100,000
Class B ordinary shares
Number of votes entitled | ¥ / shares							¥ 10
Ordinary shares, share authorized							1,000,000,000
Ordinary shares, shares issued							206,100,000
Ordinary shares, shares outstanding							206,100,000
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Shares issued to related party		16,000,000
Number of shares considered issued to related party but not outstanding					8,485,046	9,682,255